Other Non-current Assets - Summary of Other Non-current Assets (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Other Noncurrent Assets [Abstract]
Available-for-sale financial assets	€ 2,182	€ 1,583	€ 1,609
Pre-funded pension obligations	53	30	49
Long-term loans and advances and other non-current receivables	730	776	671
Financial assets recognized under the fair value option	336	329	276
Derivative financial assets	63	102	120
Other non-current assets	€ 3,364	€ 2,820	€ 2,725